Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,691,900.00
Total Fee Amount	1,614.65
Total Offset Amount	0.00
Net Fee	$ 1,614.65
Offering Table N/A
Offset Table N/A	N/A